SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
For
Wells Fargo Advantage California Limited-Term Tax-Free Fund,
Wells Fargo Advantage California Tax-Free Fund,
Wells Fargo Advantage Colorado Tax-Free Fund,
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund,
Wells Fargo Advantage Minnesota Tax-Free Fund,
Wells Fargo Advantage Municipal Bond Fund,
Wells Fargo Advantage North Carolina Tax-Free Fund,
Wells Fargo Advantage Pennsylvania Tax-Free Fund,
Wells Fargo Advantage Short-Term Municipal Bond Fund,
Wells Fargo Advantage Strategic Municipal Bond Fund, and
Wells Fargo Advantage Wisconsin Tax-Free Fund
(Each, a "Fund" and together, the "Funds")

Each of the Funds' prospectuses is supplemented as follows:

Wells Fargo Advantage Municipal Bond Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Strategic Municipal Bond Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Pennsylvania Tax-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Short-Term Municipal Bond Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage North Carolina Tax-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage California Tax-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage California Limited-Term Tax-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Minnesota Tax-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Colorado Tax-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Wisconsin Tax-Free Fund
The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Effective April 1, 2012, the following principal investment risk applies to the Fund:

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.